UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.78%
Corporate Revenue Bond – 1.02%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	615,000	$606,285
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A
4.50% 10/1/37 (AMT)#	255,000	242,949
		849,234
Education Revenue Bonds – 12.41%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	428,859
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	499,788
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	323,699
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	447,002
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	562,134
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	525,180
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	551,990
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	586,939
(Carleton College) 5.00% 3/1/34	275,000	321,846
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	498,815
5.00% 10/1/35	555,000	634,487
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	468,103
(St. Johns University) Series 8-I 5.00% 10/1/31	130,000	147,528
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	144,199
Series 8-G 5.00% 12/1/32	125,000	143,924
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,041,340
(Trustees of The Hamline University) Series B
5.00% 10/1/38	420,000	459,106
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,494,850
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	325,000	343,782

NQ-309 [5/18] 7/18 (541886)     1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	340,000	$317,567
(Great River School Project) Series A 144A
5.25% 7/1/33 #	140,000	145,316
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	268,497
		10,354,951
Electric Revenue Bonds – 11.31%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,172,471
Series E 5.00% 1/1/23	1,000,000	1,093,580
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	285,830
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	573,640
Series A 5.00% 10/1/30	240,000	275,347
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	170,844
5.00% 1/1/30	235,000	270,490
5.00% 1/1/31	350,000	396,603
Series A 5.00% 1/1/25	200,000	221,484
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	353,295
Series A 5.00% 12/1/29	500,000	586,745
Series A 5.00% 12/1/31	575,000	672,382
Southern Minnesota Municipal Power Agency
Series A 5.00% 1/1/42	325,000	374,939
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	449,047
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,547,247
		9,443,944
Healthcare Revenue Bonds – 27.35%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	288,433
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	500,645
3rd Tier Series C 5.00% 1/1/32	420,000	424,086

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	$694,452
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	489,346
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	821,183
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	500,850
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	278,003
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	675,000	680,063
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	185,000	194,748
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	510,140
5.00% 5/1/28	1,000,000	1,159,540
(North Memorial Health Care) 5.00% 9/1/31	320,000	356,736
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	571,305
Series A 5.00% 11/15/34	500,000	569,510
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	700,000	715,372
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	545,296
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,428,178
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	1,066,820
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Remarketing) Series C-1
5.50% 2/15/25 (AGC)	2,500,000	2,650,400
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	1,001,007
(Olmsted Medical Center Project) 5.125% 7/1/20	630,000	654,135

NQ-309 [5/18] 7/18 (541886)     3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	$1,133,591
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	588,973
St. Cloud Health Care Revenue
(Centracare Health System Project) Unrefunded Balance
5.125% 5/1/30	360,000	380,956
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Unrefunded Balance Series A-2
5.25% 11/15/28	975,000	1,023,974
(Fairview Health Services)
Series A 4.00% 11/15/43	370,000	384,164
Series A 5.00% 11/15/47	275,000	311,957
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,000,000	1,125,940
5.00% 7/1/33	200,000	224,646
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	509,335
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	526,525
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	521,365
		22,831,674
Housing Revenue Bonds – 0.35%
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	291,050
		291,050
Lease Revenue Bonds – 5.03%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,231,032
Series A 5.00% 6/1/43	715,000	798,040
Series B 5.00% 3/1/27	1,000,000	1,104,940
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	1,066,020
		4,200,032
Local General Obligation Bonds – 6.17%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	266,807

4     NQ-309 [5/18] 7/18 (541886)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County
Series A 5.00% 12/1/36	2,125,000	$2,498,957
Series C 5.00% 12/1/30	1,500,000	1,791,645
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	589,670
		5,147,079
Pre-Refunded/Escrowed to Maturity Bonds – 13.94%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34-19§	750,000	809,115
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22	1,000,000	1,014,600
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A
6.625% 11/15/28-18§	1,500,000	1,533,435
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	1,000,000	1,011,180
Minnesota Higher Education Facilities Authority Revenue
(St. Johns University)
Series 6-U 4.40% 10/1/21-18§	325,000	327,951
Series 6-U 4.50% 10/1/23-18§	265,000	267,491
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
6.875% 12/1/29-19§	950,000	1,018,457
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,039,420
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,074,825
(Gillette Children’s Specialty Project) 5.00% 2/1/27-19§	1,000,000	1,021,560
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	194,464
Series A 5.00% 11/15/30-25§	120,000	141,428
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,076,110
Series D 5.00% 12/1/26-21§	1,000,000	1,103,180
		11,633,216
Special Tax Revenue Bonds – 0.68%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	107,870

NQ-309 [5/18] 7/18 (541886)    5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	$457,592
		565,462
State General Obligation Bonds – 11.39%
Minnesota
Series A 5.00% 8/1/27	1,610,000	1,887,226
Series D 5.00% 8/1/26	2,500,000	2,989,150
Series D 5.00% 8/1/27	1,500,000	1,787,355
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	439,220
(Various Purposes)
Series A 5.00% 8/1/32	1,120,000	1,283,677
Series F 5.00% 10/1/22	1,000,000	1,124,560
		9,511,188
Transportation Revenue Bonds – 6.82%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,017,980
Subordinate
Series B 5.00% 1/1/26	710,000	776,697
Series B 5.00% 1/1/31	750,000	811,860
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,046,590
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	489,667
Series A 4.00% 8/1/27	545,000	590,082
Series A 4.00% 8/1/28	350,000	377,297
Series A 5.00% 8/1/25	500,000	583,945
		5,694,118
Water & Sewer Revenue Bonds – 2.31%
Guam Government Waterworks Authority
5.00% 7/1/35	330,000	355,681
5.00% 1/1/46	305,000	323,483
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	616,771
Series C 4.00% 3/1/32	585,000	633,883
		1,929,818
Total Municipal Bonds (cost $80,604,671)		82,451,766

6     NQ-309 [5/18] 7/18 (541886)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investment – 0.12%
Variable Rate Demand Note – 0.12%¤
Minneapolis – St. Paul Housing &
Redevelopment Authority Health Care
Facilities Revenue (Children’s Hospitals &
Clinics) Series B
0.87% 8/15/25 (AGM) (SPA – US Bank N.A.)	100,000	$100,000
Total Short-Term Investment (cost $100,000)		100,000

Total Value of Securities – 98.90%
(cost $80,704,671)		82,551,766

Receivables and Other Assets Net of Liabilities – 1.10%		921,912
Net Assets Applicable to 7,684,664 Shares Outstanding – 100.00%		$83,473,678

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $1,221,393, which represents 1.46% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-309 [5/18] 7/18 (541886)     7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
N.A. – National Association
SPA – Stand-by Purchase Agreement

See accompanying notes.

8     NQ-309 [5/18] 7/18 (541886)

Notes
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Intermediate Tax-Free Funds (Trust) - Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2017.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-309 [5/18] 7/18 (541886)     9

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$82,451,766
Short-Term Investment	100,000
Total Value of Securities	$82,551,766

During the period ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-309 [5/18] 7/18 (541886)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: